Intangible Assets other than Goodwill (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 AUD ($)
Software | ERP system and others
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 432	₩ 783
Remaining amortisation period of intangible assets material to entity	1 years and 2 months ~ 1 years and 4 months	2 years and 2 months ~ 2 years and 4 months
Software | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 4,824	₩ 6,477
Remaining amortisation period of intangible assets material to entity	3 years	4 years
Copyrights, patents rights and other industrial rights | Smart technology verification and standard design project conducting right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 6,787	₩ 9,256
Remaining amortisation period of intangible assets material to entity	2 years and 9 months	3 years and 9 months
Copyrights, patents rights and other industrial rights | Contributions to ARP NRC DC
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 34,755	₩ 46,594
Remaining amortisation period of intangible assets material to entity	8 years	9 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [Line Items]
Carrying value | $			$ 0	$ 401,225
Remaining amortisation period of intangible assets material to entity	The carrying amount of mining right does not exist, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. recognized impairment losses in full during the year ended December 31, 2019.	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.
Development expenditures | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 15,283	₩ 22,337
Remaining amortisation period of intangible assets material to entity	2 years and 3 months	3 years and 3 months
Usage rights of donated assets and other | Dangjin power plant load facility usage right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 7,870	₩ 14,167
Remaining amortisation period of intangible assets material to entity	1 years 3 months	2 years 3 months
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 31,385	₩ 35,923
Remaining amortisation period of intangible assets material to entity	6 years and 11 months	7 years and 11 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 92,446	₩ 97,858
Remaining amortisation period of intangible assets material to entity	17 years 1 months	18 years 1 months
Others | Business rights
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 171,955
Remaining amortisation period of intangible assets material to entity	29 years 11 months